Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
214,425	iShares 20+ Year Treasury Bond ETF	$21,967,841	2.9
288,480	iShares MSCI EAFE Small-Cap ETF	14,072,055	1.9
143,638	Schwab U.S. TIPS ETF	7,440,448	1.0

	Total Exchange-Traded Funds
	(Cost $56,842,009)	43,480,344	5.8

MUTUAL FUNDS: 86.9%
	Affiliated Investment Companies: 86.9%
4,720,050	Voya Emerging Markets Index Portfolio - Class P2	43,235,659	5.8
10,890,055	Voya International Index Portfolio - Class P2	92,783,264	12.4
2,900,225	Voya Russell Mid Cap Index Portfolio - Class P2	29,292,274	3.9
3,049,066	Voya Russell Small Cap Index Portfolio - Class P2	36,802,227	4.9
20,463,575	Voya U.S. Bond Index Portfolio - Class P2	185,195,355	24.8
17,452,218	Voya U.S. Stock Index Portfolio - Class P2	261,957,788	35.1

	Total Mutual Funds
	(Cost $788,311,324)	649,266,567	86.9

Units			Value	Percentage of Net Assets
FUNDING AGREEMENTS: 6.7%
		Investment Contract: 6.7%
4,897,280	(1),(2)	VRIAC Contract, 1.600%	49,780,893	6.7

	Total Funding Agreements
	(Cost $49,079,015)		49,780,893	6.7

	Total Investments in Securities (Cost $894,232,348)		$742,527,804	99.4
	Assets in Excess of Other Liabilities		4,521,834	0.6
	Net Assets		$747,049,638	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,480,344	$–	$–	$43,480,344
Mutual Funds	649,266,567	–	–	649,266,567
Funding Agreements	–	–	49,780,893	49,780,893
Total Investments, at fair value	$692,746,911	$–	$49,780,893	$742,527,804
Other Financial Instruments+
Futures	2,635,227	–	–	2,635,227
Total Assets	$695,382,138	$–	$49,780,893	$745,163,031
Liabilities Table
Other Financial Instruments+
Futures	$(3,212,729)	$–	$–	$(3,212,729)
Total Liabilities	$(3,212,729)	$–	$–	$(3,212,729)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2022:

Investments, at fair value	Fair Value at September 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$49,780,893	Cost Approach	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2022:

Funding Agreements
Assets:
Beginning balance at December 31, 2021	$46,784,734
Purchases	11,142,040
Sales	(8,706,432)
Total realized gain (loss)	99,948
Net change in unrealized appreciation (depreciation)****	460,603
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at September 30, 2022	$49,780,893
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2022****	$460,603

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$53,823,592	$25,268,217	$(15,719,120)	$(20,137,030)	$43,235,659	$1,161,228	$(1,218,601)	$1,944,946
Voya International Index Portfolio - Class P2	129,548,637	32,597,150	(26,659,829)	(42,702,694)	92,783,264	4,260,668	565,907	-
Voya Russell Mid Cap Index Portfolio - Class P2	37,460,983	8,230,881	(3,412,211)	(12,987,379)	29,292,274	359,592	857,606	2,556,097
Voya Russell Small Cap Index Portfolio - Class P2	45,342,404	13,364,889	(5,072,987)	(16,832,079)	36,802,227	383,538	1,006,358	3,432,797
Voya U.S. Bond Index Portfolio - Class P2	177,876,687	110,379,238	(78,390,596)	(24,669,974)	185,195,355	3,460,036	(10,227,481)	-
Voya U.S. Stock Index Portfolio - Class P2	367,991,396	104,523,230	(85,030,207)	(125,526,631)	261,957,788	143,254	20,946,503	25,011,398
VRIAC Contract	46,784,734	11,142,040	(8,606,484)	460,603	49,780,893	-	99,948	-
	$858,828,433	$305,505,645	$(222,891,434)	$(242,395,184)	$699,047,460	$9,768,316	$12,030,240	$32,945,238

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	171	12/16/22	$14,276,790	$(2,084,012)
U.S. Treasury Ultra Long Bond	83	12/20/22	11,371,000	(1,128,717)
			$25,647,790	$(3,212,729)
Short Contracts:
MSCI EAFE Index	(86)	12/16/22	(7,140,580)	785,455
S&P 500® E-Mini	(101)	12/16/22	(18,187,575)	1,849,772
			$(25,328,155)	$2,635,227

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $898,437,035.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,337,105
Gross Unrealized Depreciation	(159,823,838)
Net Unrealized Depreciation	$(156,486,733)